Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000003891 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
C000003891 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1],[2],[3]
C000003891 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1],[2]
C000003891 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[1],[2]
C000003891 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%	[1],[2]
C000003891 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1],[2]
C000003891 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000003891 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000003891 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000003891 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000003891 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000003891 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.00%	[1]
C000003892 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[4],[5]
C000003892 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%	[4],[5],[6]
C000003892 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4],[5]
C000003892 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
C000003892 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
C000003892 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments		[4],[7]
C000003892 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.70%	[4]
C000003892 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000003893 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[8]
C000003893 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%	[8],[9]
C000003893 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[8]
C000003893 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[8]
C000003893 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[8]
C000003893 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000003893 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000003893 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[10]
C000003893 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000003893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[10]
C000003893 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[10]
C000003893 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[10]
C000003893 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[10]
C000032703 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000032703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	72.10%
C000144517 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	50.90%	[11]
C000144517 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[11]
C000144517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[11]
C000144517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[11]
C000144517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000144517 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[11]
C000144517 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[11]
C000144517 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000144517 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[12]
C000144517 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144517 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144517 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000144517 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000144517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000144517 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000144517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000146955 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%	[13],[14]
C000146955 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[13],[14],[15]
C000146955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13],[14]
C000146955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13],[14]
C000146955 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13],[14]
C000146955 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[13],[14]
C000146955 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[13],[14]
C000146955 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13],[14]
C000146955 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13],[14]
C000146955 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000146955 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments		[13],[16]
C000146955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[13]
C000146955 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13]
C000146955 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	52.70%	[13]
C000146955 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13]
C000227189 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000227189 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000227189 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000227189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000227189 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227189 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[4]	Excludes short-term securities, short investments and options, if any.
[5]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[7]	Rounds to less than 0.1%.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[10]	Excludes short-term securities, short investments and options, if any.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Rounds to less than 0.1%.
[13]	Excludes short-term securities, short investments and options, if any.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[16]	Rounds to less than 0.1%.